Exceptional items	12 Months Ended
Dec. 31, 2022
Exceptional items
Exceptional items

5.  Exceptional items

	Year ended December 31,
	2022	2021	2020
	$’m	$’m	$’m
Start-up related and other costs	67	30	7
Exceptional items – cost of sales	67	30	7
Transaction-related and other costs	23	242	13
Exceptional items – SG&A expenses	23	242	13
Exceptional finance (income)/expense	(218)	57	—
Exceptional items – finance (income)/expense	(218)	57	—
Exceptional income tax credit (note 7)	(17)	(17)	(14)
Total exceptional items, net of tax	(145)	312	6

Exceptional items are those that in management’s judgment need to be disclosed by virtue of their size, nature or incidence.

2022

Exceptional items of $145 million have been recognized for the year ended December 31, 2022, primarily comprising:

●	$67 million start-up related and other costs in the Americas ($40 million) and in Europe ($27 million), primarily relating to the Group’s investment programs.
●	$23 million transaction-related and other costs, primarily comprised of $14 million of professional advisory fees and other costs in relation to transformation initiatives, and $9 million of foreign currency translation losses relating to the exceptional cost of hedging activities in the Americas.
●	$218 million net exceptional finance income primarily relates to a gain on movements in the fair market values of $242 million on the Earnout Shares, Public Warrants and Private Warrants, partly offset by a foreign currency loss of $22 million thereon.
●	$17 million from tax credits relating to the above exceptional items.

2021

Exceptional items of $312 million have been recognized for the year ended December 31, 2021, primarily comprising:

●	$30 million start-up related costs in the Americas ($21 million) and Europe ($9 million), relating to the Group’s investment programs.
●	$242 million transaction-related and other costs, primarily comprised of an expense of $205 million relating to the service for the listing of the Ordinary Shares upon the completion of the Business Combination on August 4, 2021 and $41 million of professional advisory fees in relation to the Business Combination and transactions and other costs related to transformation initiatives, partly offset by a $4 million credit related to a loan forgiven with respect to the U.S. pension plan.
●	$57 million exceptional finance expense comprised of a charge of $52 million from AGSA for redemption premiums and issuance costs on related party borrowings in conjunction with the AMP Transfer, $5 million interest payable on the AMP Notes Issuance in March 2021 related to the period prior to completion of the AMP Transfer on April 1, 2021 and a net $13 million foreign currency loss on the Earnout Shares and Public and Private Warrants, partly offset by a foreign currency translation gain of $13 million on the Promissory Note issued by the Company to AGSA as part of the consideration in connection with the Business Combination.
●	$17 million from tax credits relating to the above exceptional items.

2020

Exceptional items of $6 million have been recognized for the year ended December 31, 2020 primarily comprising:

●	$7 million primarily related to capacity realignment and investment programs of the Group, mainly related to start-up costs, principally incurred in the Americas.
●	$13 million primarily related to transaction-related and other costs, including customary indemnification clauses related to the original acquisition of the AMP Business by AGSA and professional advisory fees, and other costs related to transformation initiatives.
●	$14 million from tax credits including $6 million relating to tax benefits arising from the enactment on March 27, 2020, of the CARES Act.